Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (23,359)	$ (32,298)	$ (42,590)	$ (38,878)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,377	1,751	2,569	1,844
Amortization of discount on debt	480	41	54	49
Stock-based compensation	5,038	2,231	3,156	2,071
Allowance for credit losses	1,198	741	988	341
Accretion on discount to marketable securities		(69)	(69)	(190)
Change in fair value of financial instrument	(4,413)
Changes in operating assets and liabilities:
Accounts receivable	(7,473)	(3,587)	(6,297)	(4,627)
Prepaid expenses	(3,675)	1,612	(1,786)	(294)
Deferred commissions	(1,454)	(2,482)	(903)	(804)
Accounts payable	1,685	(1,050)	(1,582)	291
Accrued and other current liabilities	4,319	2,920	8,164	2,351
Deferred revenue	2,077	(920)	(1,673)	6,908
Deferred rent and leasehold incentive obligations				347
Net cash used in operating activities	(23,200)	(31,110)	(39,969)	(30,591)
Cash flows from investing activities:
Purchase of marketable securities				(33,566)
Purchase of property and equipment	(1,378)	(5,326)	(5,579)	(3,326)
Maturity of marketable securities		23,450	23,450	10,375
Net cash (used in) provided by investing activities	(1,378)	18,124	17,871	(26,517)
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of issuance costs				63,629
Proceeds from exercise of stock options	1,947	471	901	607
Payment of dividends	(12,814)
Proceeds from issuance of common stock upon initial public offering, net of underwriting discounts and commissions and other offering costs	171,128
Proceeds from debt	41,861	8,591	18,500	4,500
Repayment of debt	(6,715)	(1,538)	(2,050)	(4,500)
Net cash provided by financing activities	195,407	7,524	17,351	64,236
Net change in cash and cash equivalents and restricted cash	170,829	(5,462)	(4,747)	7,128
Cash and cash equivalents and restricted cash, beginning of period	9,150	13,897	13,897	6,769
Cash and cash equivalents and restricted cash, end of period	179,979	8,435	9,150	13,897
Supplemental cash flow information
Cash paid for taxes, net of refunds			0	0
Cash paid for interest	1,519	$ 1,117	$ 1,626	$ 1,250
Noncash investing and financing activities:
Conversion of convertible preferred stock into common stock upon initial public offering	211,902
Conversion of convertible debt into common stock upon initial public offering	$ 50,173